Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Fiscal Year Ended March 31,
	External Customers			Related Parties			Total
(in millions)	2025	2024	2023	2025	2024	2023	2025	2024	2023
License and Other Revenue (1)	$1,421	$1,051	$569	$418	$380	$435	$1,839	$1,431	$1,004
Royalty Revenue	1,763	1,458	1,456	405	344	219	2,168	1,802	1,675
	$3,184	$2,509	$2,025	$823	$724	$654	$4,007	$3,233	$2,679
(1)    Includes over-time revenue of $467 million, $121 million, and $100 million and point-in-time revenue of $1,372 million, $1,310 million, and $904 million for the fiscal years ended March 31, 2025, 2024, and 2023, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
United States	$1,716	$1,413	$1,088
PRC (1)	749	697	657
Taiwan	629	522	359
Republic of Korea	324	308	241
Other countries	589	293	334
Total	$4,007	$3,233	$2,679
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
Accounts receivable	$1,127	$784
Allowance for current expected credit losses	(20)	(3)
Total accounts receivable, net	$1,107	$781

Schedule of Allowance for Credit Losses
A summary of the movement in the allowance for current expected credit losses is as follows:

(in millions)	Total
Balance as of March 31, 2022	$40
Reversal of provision	(34)
Amounts written off during the year as uncollectible	(3)
Balance as of March 31, 2023	$3
Additional provision	—
Balance as of March 31, 2024	$3
Additional provision	17
Balance as of March 31, 2025	$20

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

(in millions)	Total
Balance as of March 31, 2023	$1,100
Customer prepayment and billing in advance of performance	198
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(226)
Revenue recognized in the period that was included in the contract liability balance during the period	(157)
Balance as of March 31, 2024	$915
Customer prepayment and billing in advance of performance	371
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(131)
Revenue recognized in the period that was included in the contract liability balance during the period	(244)
Balance as of March 31, 2025	$911